Non-current financial debt (Details 3) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 22,485	$ 25,523
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	13,376	15,862
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	7,478	7,930
JPY
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	76	174
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,488	1,505
Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 67	$ 52